Employee Benefit Plans - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Accumulated Other Comprehensive (Income) Loss, Defined Benefit Plan, after Tax	$ 2.2	$ 2.8	$ 3.0
Defined Benefit Plan, Expected Future Benefit Payment, after Year Five for Next Five Years	5.7
Defined Contribution Plan, Cost	3.7	3.1	1.7
Pension Plan [Member]
Defined Benefit Plan, Service Cost	1.2	1.2	$ 1.1
Pension Plan [Member] | Defined Benefit Plan, Unfunded Plan [Member]
Defined Benefit Plan, Benefit Obligation	12.3	11.9
Other Postretirement Benefits Plan [Member] | Defined Benefit Plan, Unfunded Plan [Member]
Defined Benefit Plan, Benefit Obligation	$ 0.7	$ 0.7